Financial instruments and risk management - Liquidity Risk, Additional Information (Details) € in Millions, £ in Millions, $ in Millions			1 Months Ended																	12 Months Ended
	Oct. 30, 2025 EUR (€) BOND	Sep. 27, 2021 GBP (£) BOND	Nov. 30, 2025 GBP (£) extensionOption	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) Bond	May 31, 2025 EUR (€) tranche	May 31, 2025 USD ($) tranche	Mar. 31, 2025 GBP (£)	Oct. 31, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 GBP (£)	Apr. 30, 2024 EUR (€)	Mar. 31, 2024 GBP (£)	Feb. 29, 2024 USD ($) tranche	Mar. 31, 2023 GBP (£)	Feb. 28, 2022 GBP (£)	Dec. 31, 2021	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2025 USD ($)	Oct. 29, 2025	Jan. 31, 2025 GBP (£)	Sep. 27, 2021 EUR (€)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																				£ 3,827.0	£ 5,297.0
Current borrowings																				3,362.0	4,312.0
Amount repaid																				883.0	0.0	£ 0.0
Proceeds from issue of bonds, notes and debentures																				£ 1,050.0	£ 0.0	£ 0.0
Number of perpetual hybrid bonds issued | BOND	2	2
Perpetual hybrid bonds | €	€ 600																									€ 1,000
Proportion of perpetual hybrid bonds of total bonds repurchased																								81.00%
Five year tranches
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of coupon associated with perpetual bonds	4.20%	3.00%																	3.00%
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target average centrally managed debt maturity																				5 years
Average centrally managed debt maturity																				9 years 6 months	9 years 6 months		9 years 6 months
Peak maturity of centrally managed debt maturing in a rolling 12-month period																				15.10%	14.80%		15.10%
Commercial paper issuance facility amount																				£ 3,000.0			$ 4,000
Commercial paper																				0.0	£ 0.0
Revolving credit facility																					5,400.0
Amount repaid					$ 300	$ 3,000	€ 650			€ 850	$ 1,000	$ 1,900	£ 1,800.0		£ 229.0
Proceeds from issue of bonds, notes and debentures				$ 750				$ 2,500						€ 900		$ 1,700
Number of tranches | tranche							3	3								2
Number of bonds | Bond						2
Perpetual hybrid bonds	€ 600	£ 1,000.0
Proportion of perpetual hybrid bonds of total bonds repurchased			19.30%																					80.70%
Liquidity Risk | Until March 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility															£ 2,850.0
Liquidity Risk | March 2025 - March 2026
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																	£ 2,700.0
Liquidity Risk | March 2026 - March 2027
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																	£ 2,500.0
Liquidity Risk | 5 billion revolving credit facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility			£ 5,000.0
Liquidity Risk | 5 billion revolving credit facility | Tranche one
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility			£ 2,500.0
Period of tranche			364 days
Number of extension options | extensionOption			2
Extension period			1 year
Term out period			1 year
Liquidity Risk | 5 billion revolving credit facility | Tranche two
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility			£ 2,500.0
Period of tranche			5 years
Number of extension options | extensionOption			2
Extension period			1 year
Liquidity Risk | 5.2 billion revolving credit facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																					5,200.0
Liquidity Risk | 364-day Tranche
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of tranche																		364 days
Extension period															1 year
Liquidity Risk | Five year tranches
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Period of tranche																	5 years
Liquidity Risk | Bilateral facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Current borrowings																				2,700.0	2,400.0
Amount withdrawn and outstanding																				0.0	0.0
Remaining amount available																				2,700.0	2,400.0
Liquidity Risk | March 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility																		£ 2,500.0
Liquidity Risk | Until March 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving credit facility									£ 2,500.0
Liquidity Risk | Medium-Term Facility | Debt Issuance
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Nominal value																									£ 468.0
Liquidity Risk | Money market fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																				855.0	433.0
Liquidity Risk | Bank deposit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents																				£ 475.0	£ 0.0
Liquidity Risk | Top of range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period																				20.00%